Taxation - Income taxes (Details) $ in Millions		12 Months Ended
		Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2020 CNY (¥)
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		25.00%	25.00%	25.00%
Permanent differences		0.60%	(0.83%)	(3.76%)
Tax rate difference from statutory rate in other jurisdictions	[1]	(3.90%)	(0.39%)	(0.92%)
Tax effect of preferential tax treatments		(8.29%)	(8.48%)	(3.15%)
Withholding tax		(0.63%)	(1.33%)	(2.05%)
Change in valuation allowance		(14.56%)	(16.80%)	(19.94%)
Effective income tax rate		(1.78%)	(2.83%)	(4.82%)
Operating loss carryforwards
Net operating tax loss carry forwards					¥ 3,582,503,000
Hong Kong [Member]
Income taxes
Existing tax rate		16.50%	16.50%	16.50%
Threshold limit for Revenue from Subsidiary | $		$ 2	$ 2	$ 2
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Half the current tax rate		8.25%	8.25%	8.25%
Loss expiring in 2021
Operating loss carryforwards
Net operating tax loss carry forwards					43,751,000
Loss expiring in 2022
Operating loss carryforwards
Net operating tax loss carry forwards					44,711,000
Loss expiring in 2023
Operating loss carryforwards
Net operating tax loss carry forwards					83,876,000
Loss expiring in 2024
Operating loss carryforwards
Net operating tax loss carry forwards					208,366,000
Loss expiring in 2025 and thereafter
Operating loss carryforwards
Net operating tax loss carry forwards					3,201,799,000
Cayman Islands
Income taxes
Withholding tax amount					¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)		16.50%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		16.50%
China
Income taxes
Income tax rate (as a percent)		25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		25.00%
China | Certain subsidiaries | HNTEs
Income taxes
Preferential tax rate		15.00%
China | Certain subsidiaries | Encouraged Enterprises [Member]
Income taxes
Preferential tax rate		15.00%

[1]	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.